Balance Sheets (Unaudited) (Quarterly Report, USD $)	Sep. 30, 2013	Dec. 31, 2012
Quarterly Report
Current Assets
Cash	$ 113,190	$ 107,181
Accounts receivable	40,577	41,675
Inventory	25,446	142,065
Prepaid expenses	65,780	109,062
Total Current Assets	244,993	399,983
Property and Equipment (Net)	14,413	16,150
Other Assets
Prepaid expenses (non-current portion)		27,266
Deposits	2,872	2,872
Total other assets	2,872	30,138
Total assets	262,278	446,271
Current Liabilities
Accounts payable	474,768	681,197
Deferred compensation	77,537	28,102
Accrued and withheld payroll taxes payable	161,704	155,886
Accrued interest payable	35,625	54,885
Accrued royalties payable	225,000	225,000
Loans from stockholders	235,622	199,173
Notes payable	136,640	197,058
Stock settlement payable		124,578
Deferred revenue	110,867	215,976
Total Current Liabilities	1,457,763	1,881,855
Non-current Liabilities
Notes payable (non-current portion)	52,909	76,231
Total Liabilities	1,510,672	1,958,086
Stockholders' deficit
Convertible preferred stock, authorized 10,000,000 shares, $.001 par value, Issued and outstanding 3,489,647 at September 30, 2013 and Issued and outstanding 2,989,647 at December 31, 2012	3,489	2,989
Common stock, authorized 950,000,000 shares, $.001 par value, Issued and outstanding 207,821,178 at September 30, 2013 and Issued and outstanding 170,421,178 at December 31, 2012	207,821	170,421
Common stock issuable	321,720	267,000
Stock settlement in process		(124,578)
Additional paid in capital	25,221,910	23,775,298
Accumulated deficit	(27,003,334)	(25,602,945)
Total stockholders' deficit	(1,248,394)	(1,511,815)
Total Liabilities and Stockholders' deficit	$ 262,278	$ 446,271